Average Annual Total Returns - FidelityConservativeIncomeBondFund-RetailPRO - FidelityConservativeIncomeBondFund-RetailPRO - Fidelity Conservative Income Bond Fund	Oct. 30, 2024
Fidelity Conservative Income Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.84%
Past 5 years	2.23%
Past 10 years	1.61%
Fidelity Conservative Income Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.71%
Past 5 years	1.36%
Past 10 years	0.95%
Fidelity Conservative Income Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.42%
Past 5 years	1.33%
Past 10 years	0.95%
LB151
Average Annual Return:
Past 1 year	5.15%
Past 5 years	1.95%
Past 10 years	1.32%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%